Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses for Prepayments and Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Assets, Net [Abstract]
Beginning balance	$ 573	$ 405	$ 454
Provisions for (recovery of) credit losses for prepayments and other assets	100	176	(42)
Written-off	(168)
Foreign currency translation adjustments	12	(8)	(7)
Ending balance	$ 517	$ 573	$ 405